Other financial liabilities - Schedule of other financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Trade payables	€ 1,452	€ 1,783	€ 1,563
Clearing houses	776	1,269	1,200
Public Institutions	6,156	4,986	5,796
Factoring accounts payable	226	272	262
Unsettled financial transactions	7,421	6,412	5,429
Lease liabilities	2,202	2,400	2,622
Other financial liabilities	21,683	23,065	20,187
Other financial liabilities, total	€ 39,916	€ 40,187	€ 37,059